Note D - Premises and Equipment (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Lease Payments [Abstract]
2014	$ 449
2015	292
2016	265
2017	166
2018	43
$ 1,215